Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Profit for the year allocated to non-controlling interests	¥ 468	¥ 457	¥ 506
Accumulated balances of non-controlling interests at the reporting dates	¥ 3,418	¥ 2,916
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	37.44%	37.44%
Profit for the year allocated to non-controlling interests	¥ 216	¥ 191
Dividends paid to non-controlling interests	37	56
Accumulated balances of non-controlling interests at the reporting dates	¥ 1,416	¥ 1,236
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	9.64%	9.64%
Profit for the year allocated to non-controlling interests	¥ 67	¥ 75
Accumulated balances of non-controlling interests at the reporting dates	¥ 641	¥ 574
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests	40.00%	40.00%
Profit for the year allocated to non-controlling interests	¥ 178	¥ 173
Dividends paid to non-controlling interests	22
Accumulated balances of non-controlling interests at the reporting dates	1,393	¥ 1,249
China Cargo Airlines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest held by non-controlling interests		17.00%
Profit for the year allocated to non-controlling interests	¥ 3	¥ 29
Accumulated balances of non-controlling interests at the reporting dates		¥ (105)